Risk Management and Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessel Impairment Charge		$ 2,282		$ 3,998
Interest Rate Cap [Member]
Notional amount	$ 10,000
Interest rate cap percentage	3.50%
Interest rate cap termination date	Jul. 18, 2022